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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. [ ]

            [X] Post-Effective Amendment No. 1 (File No. 333-157525)

                        (Check Appropriate Box or Boxes)

                       RiverSource Large Cap Series, Inc.
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 671-1947
                        (Area Code and Telephone Number)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                Scott R. Plummer
                     (Name and Address of Agent for Service)

              5228 Ameriprise Financial Center Minneapolis MN 55474
                  (Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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Part A.

     Part A is incorporated by reference to that filed in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 on or about April 17, 2009.

Part B.

     Part B is incorporated by reference to that filed in Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 on or about April 17, 2009.

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PART C. OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1)(a)   Articles of Incorporation, as amended November 10, 1988, filed as
         Exhibit 1 to Post-Effective Amendment No. 38 to Registration Statement No. 2-38355, are incorporated by reference.

(1)(b) Articles of Amendment, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Post-Effective Amendment No. 67 to Registration Statement No. 2-38355, are incorporated by reference.

(1)(c) Articles of Amendment, dated November 14, 2002, filed electronically on or about March 5, 2003 as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 74 Registration Statement No. 2-38355, are incorporated by reference.

(1)(d) Articles of Amendment, dated April 21, 2006, filed electronically on or about Sept. 27, 2006 as Exhibit (a)(4) to Registrant's Post-Effective Amendment No. 82 to Registration Statement No. 2-38355 are incorporated by reference.

(1)(e) Certificate of Designation, dated Nov. 28, 2006, filed electronically on or about Sept. 26, 2007 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 84 to Registration Statement No. 2-38355 is incorporated by reference.

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(2)      By-laws, as amended April 13, 2006, filed electronically on or about
         Sept. 25, 2008 as Exhibit (b) to Registrant's Post-Effective Amendment No. 85 to Registration Statement No. 2-38355 are incorporated by reference.

(3)      Not applicable.

(4) Form of Agreement and Plan of Reorganization is included herein as Exhibit A to Part A of this Registration Statement.

(5)      Not applicable.

(6) Investment Management Services Agreement, dated May 1, 2006, between Registrant and RiverSource Investments, LLC filed electronically on or about Sept. 27, 2006 as Exhibit (d) to Registrant's Post-Effective Amendment No. 82 to Registration Statement No. 2-38355 is incorporated by reference.

(7)(a) Distribution Agreement, effective Aug. 1, 2006, amended and restated as of Sept. 11, 2007, between Registrant and RiverSource Distributors, Inc. filed electronically on or about Oct. 30, 2007 as Exhibit (e)(2) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(7)(b) Distribution Agreement, effective Nov. 7, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about Nov. 25, 2008 as Exhibit (e)(2) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(7)(c) Form of Service Agreement for RiverSource Distributors, Inc. and RiverSource Service Corporation filed electronically on or about Aug. 27, 2007 as Exhibit (e)(3) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(7)(d) Form of RiverSource Funds Dealer Agreement filed electronically on or about Aug. 27, 2007 as Exhibit (e)(4) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(8) Deferred Compensation Plan, amended and restated Jan. 1, 2009, filed electronically on or about Jan. 27, 2009 as Exhibit (f) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-13188 is incorporated by reference.

(9) Form of Master Global Custody Agreement with JP Morgan Chase Bank, N.A. filed electronically on or about Dec. 23, 2008 as Exhibit (g) to RiverSource International Mangers, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-64010 is incorporated by reference.

(10)(a) Plan of Distribution and Agreement of Distribution, dated Aug. 1, 2006, amended and restated Nov. 12, 2008, between Registrant and RiverSource Distributors, Inc. filed electronically on or about March 27, 2009 as Exhibit (m)(1) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(10)(b) Plan of Distribution and Agreement of Distribution, effective Nov. 7, 2008, amended and restated Nov. 12, 2008, between Registrant and Seligman Advisors, Inc. filed electronically on or about March 27, 2009 as Exhibit (m)(2) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

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(10)(c)  Rule 18f - 3(d) Plan, amended and restated as of Nov. 12, 2008, filed electronically on or about March 27, 2009 as Exhibit (n) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(11) Opinion and consent of counsel as to the legality of the securities being registered filed electronically on or about April 17, 2009 as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(12)(a) Tax Opinion for the Reorganization of Seligman Common Stock Fund, Inc. into RiverSource Disciplined Equity Fund is filed electronically herewith as Exhibit (12)(a).

(12)(b) Tax Opinion for the Reorganization of RiverSource Large Cap Equity Fund into RiverSource Disciplined Equity Fund is filed electronically herewith as Exhibit (12)(b).

(13)(a) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between Registrant and Ameriprise Financial, Inc. filed electronically on or about Feb. 27, 2009 as Exhibit (h)(1) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(13)(b) Plan Administration Services Agreement, dated Dec. 1, 2006, amended and restated Nov. 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about March 27, 2009 as Exhibit
         (h)(3) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(13)(c) Transfer Agency Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between Registrant and RiverSource Service Corporation filed electronically on or about March 27, 2009 as Exhibit (h)(2) to RiverSource Income Series, Inc. Post-Effective Amendment No. 105 to Registration Statement No. 2-10700 is incorporated by reference.

(13)(d) License Agreement, effective May 1, 2006, amended and restated as of Nov. 12, 2008, between Ameriprise Financial, Inc. and RiverSource Group of Funds filed electronically on or about Feb. 27, 2009 as Exhibit
         (h)(4) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(13)(e) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated Nov. 12, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.) and the Registrant filed electronically on or about Feb. 27, 2009 as Exhibit (h)(3) to RiverSource Variable Series Trust Post-Effective Amendment No. 4 to Registration Statement No. 333-146374 is incorporated by reference.

(14)(a) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP), dated April 13, 2009 filed electronically on or about April 17, 2009 as Exhibit (14)(a) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(14)(b)  Consent of Independent Registered Public Accounting Firm (Ernst & Young
         LLP), dated April 13, 2009 filed electronically on or about April 17, 2009 as Exhibit (14)(b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(15)     Financial Statements: Not applicable.

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(16)     Directors/Trustees Power of Attorney to sign this Registration
         Statement and its amendments, dated Jan. 8, 2009, filed electronically on or about Feb. 26, 2009 as Exhibit (16) to Registration Statement No. 333-157525 is incorporated by reference.

(17)(a) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's principal underwriter, dated April 2008, filed electronically on or about April 25, 2008 as Exhibit (p)(2) to RiverSource Variable Series Trust Post-Effective Amendment No. 3 to Registration Statement No. 333-146374 is incorporated by reference.

(17)(c) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated Nov. 15, 2008, filed electronically on or about Nov. 25, 2008 as Exhibit (p)(3) to RiverSource Investment Series, Inc. Post-Effective Amendment No. 121 to Registration Statement No. 2-11328 is incorporated by reference.

(17)(d) Prospectus, dated May 1, 2008, for Seligman Common Stock Fund, Inc. filed electronically on or about April 17, 2009 as Exhibit (17)(d) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(17)(e) Statement of Additional Information, dated April 1, 2009, for RiverSource Disciplined Equity Fund and RiverSource Large Cap Equity Fund filed electronically on or about April 17, 2009 as Exhibit (17)(e) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(17)(f) Prospectus, dated Sept. 29, 2008, for RiverSource Disciplined Equity Fund filed electronically on or about April 17, 2009 as Exhibit (17)(f) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(17)(g) Statement of Additional Information, dated May 1, 2008, for Seligman Common Stock Fund, Inc. filed electronically on or about April 17, 2009 as Exhibit (17)(g) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(17)(h) Prospectus, dated Sept. 29, 2008, for RiverSource Large Cap Equity Fund filed electronically on or about April 17, 2009 as Exhibit (17)(h) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(17)(i) Annual Report for the period ended December 31, 2008 for RiverSource Common Stock Fund, Inc. filed electronically on or about April 17, 2009 as Exhibit (17)(i) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(17)(j) Annual Report for the period ended July 31, 2008 for RiverSource Large Cap Equity Fund filed electronically on or about April 17, 2009 as Exhibit (17)(j) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(17)(k) Annual Report for the period ended July 31, 2008 for RiverSource Disciplined Equity Fund filed electronically on or about April 17, 2009 as Exhibit (17)(k) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(17)(l) Semiannual Report for the period ended January 31, 2009 for RiverSource Large Cap Equity Fund filed electronically on or about April 17, 2009 as Exhibit (17)(l) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

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(17)(m)  Semiannual Report for the period ended January 31, 2009 for RiverSource
         Disciplined Equity Fund filed electronically on or about April 17, 2009 as Exhibit (17)(m) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(17)(n) Supplement, dated April 3, 2009, to the Seligman Common Stock Fund, Inc. prospectus, dated May 1, 2008, filed electronically on or about April 17, 2009 as Exhibit (17)(n) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

(17)(o) Supplement, dated April 3, 2009, to the RiverSource Large Cap Equity Fund prospectus, dated Sept. 29, 2008, filed electronically on or about April 17, 2009 as Exhibit (17)(o) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-157525 is incorporated by reference.

Item 17. Undertakings.

None.

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                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant, RiverSource Large Cap Series, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned duly authorized in the City of Minneapolis, and State of Minnesota on the 7th day of October, 2009.

RIVERSOURCE LARGE CAP SERIES, INC.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 7th day of October, 2009.

Signature                                    Capacity
---------                               ------------------


/s/ Stephen R. Lewis, Jr.*              Chair of the Board
-------------------------------------
Stephen R. Lewis, Jr.


/s/ Kathleen A. Blatz*                  Director
-------------------------------------
Kathleen A. Blatz


/s/ Arne H. Carlson*                    Director
-------------------------------------
Arne H. Carlson


/s/ Pamela G. Carlton*                  Director
-------------------------------------
Pamela G. Carlton


/s/ Patricia M. Flynn*                  Director
-------------------------------------
Patricia M. Flynn


/s/ Anne P. Jones*                      Director
-------------------------------------
Anne P. Jones

Signature                                    Capacity
---------                               ------------------


/s/ Jeffrey Laikind*                    Director
-------------------------------------
Jeffrey Laikind


/s/ John F. Maher*                      Director
-------------------------------------
John F. Maher


/s/ Catherine James Paglia*             Director
-------------------------------------
Catherine James Paglia


/s/ Leroy C. Richie*                    Director
-------------------------------------
Leroy C. Richie


/s/ Alison Taunton-Rigby*               Director
-------------------------------------
Alison Taunton-Rigby


/s/ William F. Truscott*                Director
-------------------------------------
William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Jan. 8, 2009, filed electronically on or about Feb. 26, 2009 as Exhibit (16) to Registration Statement No. 333-157525, by:


/s/  Scott R. Plummer
-------------------------------------
Scott R. Plummer

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                                  EXHIBIT INDEX

(12)(a) Tax Opinion for the Reorganization of Seligman Common Stock Fund, Inc. into RiverSource Disciplined Equity Fund.

(12)(b) Tax Opinion for the Reorganization of RiverSource Large Cap Equity Fund into RiverSource Disciplined Equity Fund.